Expense Example	Aug. 27, 2026 USD ($)
Day Hagan Smart Sector ETF | Day Hagan Smart Sector ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 78
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	422
Expense Example, with Redemption, 10 Years	942
Day Hagan Smart Sector Fixed Income ETF | Day Hagan Smart Sector Fixed Income ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	930
Day Hagan Smart Sector International ETF | Day Hagan Smart Sector International ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	121
Expense Example, with Redemption, 3 Years	378
Expense Example, with Redemption, 5 Years	654
Expense Example, with Redemption, 10 Years	1,443
Day Hagan Smart Buffer ETF | Day Hagan Smart Buffer ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	455
Expense Example, with Redemption, 10 Years	1,014
Eventide High Dividend ETF | Eventide High Dividend ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	616
Eventide International ETF | Eventide International ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	329
Expense Example, with Redemption, 10 Years	738
Eventide Large Cap Growth ETF | Eventide Large Cap Growth ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	125
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	493
Eventide Large Cap Value ETF | Eventide Large Cap Value ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	125
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	493
Eventide Small Cap ETF | Eventide Small Cap ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	616
Eventide US Market ETF | Eventide US Market ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	125
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	493
Strategy Shares Gold Enhanced Yield ETF | Strategy Shares Gold Enhanced Yield ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	498
Expense Example, with Redemption, 10 Years	1,108
Strategy Shares Newfound/Resolve Robust Momentum ETF | Strategy Shares Newfound/Resolve Robust Momentum ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	372
Expense Example, with Redemption, 5 Years	672
Expense Example, with Redemption, 10 Years	1,524
Strategy Shares Nasdaq 7 HANDL(TM) Index ETF | Strategy Shares Nasdaq 7 HANDL(TM) Index ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	300
Expense Example, with Redemption, 5 Years	520
Expense Example, with Redemption, 10 Years	1,155
MONOPOLY ETF | MONOPOLY ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	$ 978